EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	$ 49,804	$ 11,053
Acquisition costs - Note 4		37,618
Drilling And Exploration	926	1,015
Assessments And Taxes	(263)	155
Effect Of Movements In Exchange Rates	(100)	(30)
Option income	(63)	(7)
Ending Balance	50,304	49,804
Avino, Mexico [Member]
Statement [Line Items]
Beginning Balance	11,828	11,052
Acquisition costs - Note 4		0
Drilling And Exploration	336	719
Assessments And Taxes	56	94
Effect Of Movements In Exchange Rates	9	(30)
Option income	(63)	(7)
Ending Balance	12,166	11,828
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning Balance	37,975	0
Acquisition costs - Note 4		37,618
Drilling And Exploration	590	296
Assessments And Taxes	(319)	61
Effect Of Movements In Exchange Rates	(109)	0
Option income	0	0
Ending Balance	38,137	37,975
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning Balance	1	1
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option income	0	0
Ending Balance	$ 1	$ 1